J.P. MORGAN INCOME FUNDS

JPMorgan Managed Income Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated June 14, 2022

to the current Summary Prospectuses and Prospectuses

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
David Martucci	2010	Managing Director
Kyongsoo Noh	2013	Managing Director
Cecilia Junker	2022	Managing Director
James McNerny	2022	Managing Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio management team for the Fund utilizes a team-based portfolio management approach and is comprised of David Martucci, Managing Director, Kyongsoo Noh, Managing Director and CFA charterholder, Cecilia Junker, Managing Director and CFA charterholder, and James McNerny, Managing Director.

Mr. Martucci and Mr. Noh are the lead portfolio managers for the Fund and are primarily responsible for establishing and monitoring the investment strategy utilizing the insight of research analysts and the other portfolio managers in making day-to-day decisions regarding securities to be bought or sold by the Fund. An employee since 2000, Mr. Martucci is the head of the managed reserves strategy, a strategy which focuses on high quality short-term fixed income investments and has been a portfolio manager of the Fund since its inception. He oversees the managed reserves portfolio management team. A portfolio manager of the Fund since April 2013 and an employee since 2000, Mr. Noh is a portfolio manager within the Global Liquidity business. In this role, he oversees managed reserves portfolios. Ms. Junker and Mr. McNerny are co-managers of the Fund. In their roles as co-managers, they work closely with the lead portfolio managers to develop the investment strategy for the Fund. A portfolio manager for the Fund since February 2022 and an employee since 1987, Ms. Junker is a portfolio manager within the Global Liquidity business. In this role, she oversees managed reserves portfolios. Previously, Ms. Junker served as a portfolio manager within the U.S. Fixed Income Group, specializing in asset-backed and commercial mortgage-backed securities. A portfolio manager for the Fund since February 2022 and an employee since 2000, Mr. McNerny is a portfolio manager within the Global Liquidity business. In this role, he oversees managed reserves portfolios. Previously, Mr. McNerny served as a fixed income portfolio manager and product specialist focusing on liquidity, short duration, broad market, extended market and total return products.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-MI-PM-622

J.P. MORGAN INCOME FUNDS

JPMorgan Managed Income Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 14, 2022

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information for the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Managed Income Fund
David Martucci	6	18,746,798	4	3,195,438	71	26,069,940
Kyongsoo Noh	6	18,746,798	4	3,195,438	35	12,412,087
Cecilia Junker	1	18,687.502	1	3,185,181	50	19,970,539
James McNerny	1	18,687.502	2	3,407,378	38	14,906,998

	Performance Based Fee Advisory Accounts*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Managed Income Fund
David Martucci	0	0	0	0	0	0
Kyongsoo Noh	0	0	0	0	0	0
Cecilia Junker	0	0	0	0	0	0
James McNerny	0	0	0	0	0	0

*	As of 2/28/22.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund*
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Managed Income Fund
David Martucci				X
Kyongsoo Noh		X
Cecilia Junker	X
James McNerny			X

*	As of 2/28/22.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-MI-622